NET FEE AND COMMISSION INCOME - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 173	£ 201
Transaction price allocated to remaining performance obligations	149	157
Current contract liabilities	8	16
Revenue from performance obligations satisfied or partially satisfied in previous periods	1	2
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 74	£ 84